Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2016
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Media & Telecommunications Fund, Inc.
Central Index Key	dei_EntityCentralIndexKey	0000910671
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 12, 2018
Document Effective Date	dei_DocumentEffectiveDate	Feb. 12, 2018
Prospectus Date	rr_ProspectusDate	May 01, 2017